Financial assets and financial liabilities - Contractual undiscounted amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 3,371,933	R$ 3,055,072
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	111,726	98,873
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	486,036	323,339
Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		507,361
Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	2,774,171	2,125,499
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	314,467	281,311
Less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	111,726	98,873
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	51,621	51,310
Less than 1 year | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	151,120	131,128
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,767,386	1,591,378
1 to 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	76,873	62,567
1 to 3 years | Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		507,361
1 to 3 years | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,690,513	1,021,450
3 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,028,653	1,013,725
3 to 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	96,115	40,804
3 to 5 years | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	932,538	972,921
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	261,427	168,658
More than 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 261,427	R$ 168,658